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                            G.T. GLOBAL THEME FUNDS:
                                 ADVISOR CLASS
                         SUPPLEMENT TO PROSPECTUS DATED
                     MARCH 1, 1995, AS REVISED JUNE 1, 1995

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The following revisions have been made relating to the (1) eligibility requirements for investing in Advisor Class shares of each of the G.T. Global Theme Funds, and (2) involuntary redemption of such shares.

On page 3, under "Prospectus Summary -- Advisory Class Shares," and on page 30, under "How to Invest -- General," section (b) is amended to read "any account with assets of at least $25,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account;" and section (c) is amended to read "any account with assets of at least $25,000 if (i) such account is established under a 'wrap fee' program and
(ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account." The other eligible groups described under sections (a), (d) and (e) in that paragraph remain unchanged.

The following information should be inserted at the end of the first paragraph in the section of the Funds' Prospectus entitled "How To Invest" on page 30:

"Investors may be charged a fee by their agents or brokers if they effect transactions other than through a dealer."

The minimum initial investment for each Fund is $500. Subsequent purchase minimum is $100. On page 33, under paragraph four of the heading "Other Important Redemption Information," the Funds and G.T. Global Financial Services, Inc. each reserves the right to redeem the shares of any investor whose with investment is reduced, by reason of redemptions, to less than $500 in a Fund.

Under "Other Information -- Confirmations and Reports to Shareholders" on page 43, the following information should be inserted immediately prior to the last sentence of the paragraph: "Under certain circumstances, duplicate mailings of such reports to the same household may be consolidated."

Under "Other Information -- Custodian and Accounting Agent," it should be noted that effective July 1, 1995, G.T. Capital serves as each Fund's pricing and accounting agent. The monthly fee for these services to G.T. Capital is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by G.T. Capital ("G.T. Funds") and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of the G.T. Funds.

On the Advisor Class Account Application, under the heading "Fund Selection," the minimum initial investment has been changed to $500 per Fund.

The following information supersedes and replaces the description of the Funds' portfolio management team contained in the section of the Funds' Prospectus on page 37 entitled "Management":

"The investment professionals primarily responsible for the portfolio management of the Funds are as follows:

                      GLOBAL FINANCIAL SERVICES PORTFOLIO

                      RESPONSIBILITIES FOR                               BUSINESS EXPERIENCE
NAME/OFFICE               THE PORTFOLIO                                    PAST FIVE YEARS
--------------------  ---------------------  ---------------------------------------------------------------------------
A. James Ellman       Portfolio Manager      Analyst for G.T. Capital from 1994 to 1995. From 1992 to 1994, Mr. Ellman
 San Francisco         since 1995             was a student at the Harvard Graduate School of Business Administration
                                              (where he received a Masters of Business Administration). From 1990 to
                                              1992, Mr. Ellman was employed by the Federal Reserve Bank of New York as an international bank examiner.

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                        GLOBAL INFRASTRUCTURE PORTFOLIO

                      RESPONSIBILITIES FOR                               BUSINESS EXPERIENCE
NAME/OFFICE               THE PORTFOLIO                                    PAST FIVE YEARS
--------------------  ---------------------  ---------------------------------------------------------------------------
David L. Sherry       Portfolio Manager      Portfolio Manager for G.T. Capital from 1993 to 1995. From 1992 to 1993,
 San Francisco         since Portfolio        Mr. Sherry was Senior Securities Analyst for Franklin Resources, Inc. (San
                       inception in 1994      Mateo, CA). From 1990 to 1992, he was a student at University of
                                              California at Los Angeles Graduate School of Business (where he received a
                                              Masters of Business Administration). Prior thereto, he was an Assistant
                                              Treasurer with Brown Brothers Harriman (NY).

Michael Mahoney       Portfolio Manager      Portfolio Manager for G.T. Capital since 1993. From 1991 to 1993, Mr.
 San Francisco         since Portfolio        Mahoney was an Investment Analyst for G.T. Capital. From 1989 to 1991, he
                       inception in 1994      was a student at Stanford Graduate School of Business (where he received a
                                              Masters of Business Administration). Prior thereto, he was a Management
                                              Consultant for Bain & Co., management consulting (Boston).

                                           GLOBAL NATURAL RESOURCES PORTFOLIO


                      RESPONSIBILITIES FOR                               BUSINESS EXPERIENCE
NAME/OFFICE               THE PORTFOLIO                                    PAST FIVE YEARS
--------------------  ---------------------  ---------------------------------------------------------------------------
Charles A. Wall       Portfolio Manager      Portfolio Manager for G.T. Management (Australia) Ltd. and G.T. Capital
 Sydney                since Portfolio        since 1992. Prior thereto, Mr. Wall was a Portfolio Manager for Baring
                       inception in 1994      Securities (Sydney).

Derek H. Webb         Portfolio Manager      Analyst for G.T. Capital from 1992 to 1994. From 1990 to 1992, Mr. Webb was
 San Francisco         since Portfolio        a student of the University of Pennsylvania, Wharton School of Business.
                       inception in 1994      During 1989, he was Vice President, Citicorp Investment Bank for Los
                                              Angeles. Prior thereto, he was a Bond Trader, Trust Co. of the West (Los
                                              Angeles).

                                    GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO

                      RESPONSIBILITIES FOR                               BUSINESS EXPERIENCE
NAME/OFFICE               THE PORTFOLIO                                    PAST FIVE YEARS
--------------------  ---------------------  ---------------------------------------------------------------------------
Derek H. Webb         Portfolio Manager      Analyst for G.T. Capital from 1992 to 1994. From 1990 to 1992, Mr. Webb was
 San Francisco         since Portfolio        a student of the University of Pennsylvania, Wharton School of Business.
                       inception in 1994      During 1989, he was Vice President, Citicorp Investment Bank for Los
                                              Angeles. Prior thereto, he was a Bond Trader, Trust Co. of the West (Los
                                              Angeles).

                                                GLOBAL HEALTH CARE FUND

                      RESPONSIBILITIES FOR                               BUSINESS EXPERIENCE
NAME/OFFICE                 THE FUND                                       PAST FIVE YEARS
--------------------  ---------------------  ---------------------------------------------------------------------------
Edward R. Gomoll      Portfolio Manager      Portfolio Manager for G.T. Capital.
 San Francisco         since Fund inception
                       in 1989

Michael Yellen        Research Analyst       Research Analyst for G.T. Capital since 1994. From 1991 to 1994, Mr. Yellen
 San Francisco         since 1994             was a securities analyst and co-portfolio manager for Franklin Resources,
                                              Inc. (San Mateo, CA). Prior thereto, Mr. Yellen was a student at Stanford
                                              University, where he received a Bachelor's Degree in International
                                              Relations.

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                         GLOBAL TELECOMMUNICATIONS FUND

                      RESPONSIBILITIES FOR                               BUSINESS EXPERIENCE
NAME/OFFICE                 THE FUND                                       PAST FIVE YEARS
--------------------  ---------------------  ---------------------------------------------------------------------------
Michael Mahoney       Portfolio Manager      From 1991 to 1993, Mr. Mahoney was an Investment Analyst for G.T. Capital.
 San Francisco         since 1993             From 1989 to 1991, he was a student at Stanford Graduate School of
                                              Business (where he received a Masters of Business Administration). Prior thereto, he was a Management Consultant for Bain & Co., management consulting (Boston).

David L. Sherry       Portfolio Manager      Portfolio Manager for G.T. Capital from 1993 to 1995. From 1992 to 1993,
 San Francisco         since 1993             Mr. Sherry was Senior Securities Analyst for Franklin Resources, Inc. (San
                                              Mateo, CA). From 1990 to 1992, he was a student at University of
                                              California at Los Angeles Graduate School of Business (where he received a
                                              Masters of Business Administration). Prior thereto, he was an Assistant
                                              Treasurer with Brown Brothers Harriman (NY)."

                                                                October 20, 1995

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